Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Annuity Deposits (Net of Coinsurance), By Product Type	Annuity deposits (net of coinsurance) collected in 2022, 2021 and 2020, by product type were as follows:

	Year Ended December 31,
Product Type	2022	2021	2020
	(Dollars in thousands)
Fixed index annuities	$2,202,688	$3,026,211	$2,309,580
Annual reset fixed rate annuities	5,535	6,000	7,846
Multi-year fixed rate annuities	139,092	2,452,994	1,295,843
Single premium immediate annuities (SPIA)	18,935	59,816	33,461
	$2,366,250	$5,545,021	$3,646,730

Liability for Future Policy Benefit, Activity

Liability for Future Policy Benefits for Payout Annuity With Life Contingency
(Dollars in thousands)
Pre-adoption 1/1/2021 balance	$337,467
Adjustment to opening retained earnings for expected future policy benefits	2,566
Adjustment for the effect of remeasurement of liability at current single A rate	68,717
Post adoption 1/1/2021 balance	$408,750
The balances of and changes in the liability for future policy benefits for the the years ended December 31, 2022 and 2021 is as follows:

	Present Value of Expected Future Policy Benefits
	December 31,
	2022	2021
	(Dollars in thousands)
Balance, beginning of year	$402,305	$384,510
Beginning balance at original discount rate	352,708	315,793
Effect of changes in cash flow assumptions	1,277	7,892
Effect of actual variances from expected experience	(1,941)	(1,908)
Adjusted beginning of year balance	352,044	321,777

Issuances	16,072	55,229
Interest accrual	14,664	14,819
Benefit payments	—	—
Net premiums collected	—	—
Derecognition (lapses)	(40,327)	(39,117)
Ending balance at original discount rate	342,453	352,708
Effect of changes in discount rate assumptions	(23,776)	49,597
Balance, end of year	$318,677	$402,305
The reconciliation of the net liability for future policy benefits to the liability for future policy benefits included in policy benefit reserves in the consolidated balance sheets is as follows:

	December 31,
	2022	2021
	(Dollars in thousands)
Liability for future policy benefits	$318,677	$402,305
Deferred profit liability	19,223	18,716
	337,900	421,021
Less: Reinsurance recoverable	(1,259)	(1,283)
Net liability for future policy benefits, after reinsurance recoverable	$336,641	$419,738
The weighted-average liability duration of the liability for future policy benefits is as follows:

	December 31,
	2022	2021
SPIA With Life Contingency:
Weighted-average liability duration of the liability for future policy benefits (years)	6.78	7.57
The amount of revenue and interest associated with the liability for future policy benefits recognized in the statement of operations for the the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022		December 31, 2021
	Gross Premiums or Assessments	Interest Expense	Gross Premiums or Assessments	Interest Expense
	(Dollars in thousands)
SPIA With Life Contingency	$16,994	$14,613	$53,778	$14,777
Total	$16,994	$14,613	$53,778	$14,777
The weighted-average interest rate is as follows:

	December 31,
	2022	2021
Interest accretion rate	4.25%	4.29%
Current discount rate	5.37%	1.74%

Market Risk Benefit, Activity

Market Risk Benefit Liability
(Dollars in thousands)
Pre-adoption 1/1/2021 carrying amount for features now classified as MRBs	$2,547,231
Adjustment for the removal of shadow adjustments	(584,636)
Adjustment for the cumulative effect of the changes in the instrument-specific credit risk between the original contract issuance date and the transition date	229,108
Adjustment for the remaining difference between previous carrying amount and fair value measurement for the MRB, exclusive of the instrument specific credit risk	33,781
Post adoption 1/1/2021 balance	$2,225,484

Ceded Market Risk Benefit
(Dollars in thousands)
Pre-adoption 1/1/2021 carrying amount for features now classified as MRBs	$62,108
Adjustment for the difference between previous carrying amount and fair value measurement for the MRB, exclusive of the instrument specific credit risk	27,230
Post adoption 1/1/2021 ceded MRB balance	$89,338
The balances of and changes in the liability for market risk benefits (MRB) for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022		December 31, 2021
	Fixed Rate Annuities	Fixed Index Annuities	Fixed Rate Annuities	Fixed Index Annuities
	(Dollars in thousands)
MRB Liability
Balance, beginning of year	$78,411	$2,557,378	$73,904	$2,294,129
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	77,731	2,310,437	74,371	2,064,555
Issuances	376	59,452	23	22,836
Interest accrual	1,349	72,551	986	39,614
Attributed fees collected	1,270	125,168	1,326	122,756
Benefits payments	—	—	—	—
Effect of changes in interest rates	(19,421)	(952,265)	(4,091)	(206,055)
Effect of changes in equity markets	—	186,618	—	(151,145)
Effect of changes in equity index volatility	—	241,563	—	(57,940)
Actual policyholder behavior different from expected behavior	—	—	—	—
Effect of changes in future expected policyholder behavior	602	46,567	369	142,713
Effect of changes in other future expected assumptions	(17,552)	363,078	4,747	333,103
Balance, end of year, before effect of changes in the instrument-specific credit	44,355	2,453,169	77,731	2,310,437
Effect of changes in the instrument-specific credit risk	(6,492)	(265,411)	680	246,941
Balance, end of year	37,863	2,187,758	78,411	2,557,378
Reinsured MRB, end of period	10,656	593,959	—	156,931
Balance, end of period, net of reinsurance	$27,207	$1,593,799	$78,411	$2,400,447

Net amount at risk (a)	$258,826	$10,987,198	$239,995	$10,001,385
Weighted average attained age of contract holders (years)	69	71	69	70
(a)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The following is a reconciliation of market risk benefits by amounts in an asset position and in liability position to market risk benefit amounts included in other assets and market risk benefit reserves, respectively, in the Consolidated Balance Sheets:

	December 31, 2022
	Asset	Liability	Net Liability
	(Dollars in thousands)
Fixed Index Annuities	$226,294	$2,414,052	$2,187,758
Fixed Rate Annuities	3,577	41,440	37,863
Total	$229,871	$2,455,492	$2,225,621

	December 31, 2021
	Asset	Liability	Net Liability
	(Dollars in thousands)
Fixed Index Annuities	$520,566	$3,077,944	$2,557,378
Fixed Rate Annuities	5,807	84,218	78,411
Total	$526,373	$3,162,162	$2,635,789
The following table presents the balances and changes in reinsured market risk benefits associated with fixed index annuities for the years ended December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
	Fixed Rate Annuities	Fixed Index Annuities	Fixed Rate Annuities	Fixed Index Annuities
	(Dollars in thousands)
Ceded MRB
Balance, beginning of year	$—	$156,931	$—	$90,022
Inception of in-force ceded reinsurance	10,091	334,835	—	100,327
Issuances	—	36,036	—	915
Interest accrual	104	7,598	—	414
Attributed fees collected	28	23,745	—	9,904
Benefits payments	—	—	—	—
Effect of changes in interest rates	135	(171,948)	—	1,601
Effect of changes in equity markets	118	43,799	—	(6,148)
Effect of changes in equity index volatility	—	34,278	—	(9,074)
Actual policyholder behavior different from expected behavior	—	—	—	—
Effect of changes in future expected policyholder behavior	180	12,598	—	16,878
Effect of changes in other future expected assumptions	—	116,087	—	(47,908)
Balance, end of year	$10,656	$593,959	$—	$156,931

Net amount at risk (a)	$72,350	$2,402,964	$—	$582,315
Weighted average attained age of contract holders (years)	70	71	0.00	69
(a)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The following is a reconciliation of reinsurance market risk benefits by amounts in an asset position and in liability position to market risk benefit amounts included in coinsurance deposits and other liabilities, respectively, in the Consolidated Balance Sheets:

	December 31, 2022
	Asset	Liability	Net Asset
	(Dollars in thousands)
Fixed Index Annuities	$629,611	$35,652	$593,959
Fixed Rate Annuities	11,070	414	10,656
Total	$640,681	$36,066	$604,615

	December 31, 2021
	Asset	Liability	Net Asset
	(Dollars in thousands)
Fixed Index Annuities	$250,046	$93,115	$156,931
Fixed Rate Annuities	—	—	—
Total	$250,046	$93,115	$156,931

Rollforward of Deferred Sales Inducements

Deferred Sales Inducements
Fixed Index Annuities and Fixed Rate Annuities
(Dollars in thousands)
Pre-adoption 1/1/2021 balance	$1,448,375
Adjustments for the removal of shadow adjustments	768,310
Post adoption 1/1/2021 balance	$2,216,685
The following tables present the balances and changes in deferred sales inducements:

	December 31, 2022
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,088,591	$31,371	$2,119,962
Capitalizations	107,684	7	107,691
Amortization expense	(178,315)	(3,655)	(181,970)
Balance, end of year	$2,017,960	$27,723	$2,045,683

	December 31, 2021
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,180,980	$35,705	$2,216,685
Capitalizations	95,104	57	95,161
Amortization expense	(187,493)	(4,391)	(191,884)
Balance, end of year	$2,088,591	$31,371	$2,119,962